Commitments and Contingencies:	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure
Commitments and Contingencies:

8. Commitments and Contingencies:

(a) Long-term time charters:

The Partnership’s future minimum contractual charter revenues under its time charter contracts as of June 30, 2017, gross of brokerage commissions and without taking into consideration any assumed off-hire (including those arising out of periodical class survey requirements), are as analyzed below:

Period/ Year ending June 30,	Amount
2017 (period)	$69,241
2018	105,676
2019	102,664
2020	116,582
2021	116,089
2022 and thereafter	1,004,632
Total	$1,514,884

(b) Other:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership’s vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements. The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements. The Partnership is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(c) Technical and Commercial Management Agreement:

As further disclosed in Note 3, the Partnership has contracted the commercial, administrative and technical management of its vessels to Dynagas. For the commercial services provided under this agreement the Partnership pays a commission of 1.25% over the charter-hire revenues arranged by the Manager, which will survive the termination of the agreement under all circumstances until the termination of each charter party in force at the time of termination. The estimated commission payable to the Manager over the minimum contractual charter revenues, discussed under (a) above, is $18,936. For vessel administrative and technical management fees the Partnership currently pays a daily management fee of $2.8 per vessel (Note 3(a)). Such management fees for the period from July 1, 2017, to the expiration of the agreements on December 31, 2020, adjusted annually for 3% inflation as per agreement, are estimated to be $22,742 and are analyzed as follows:

Period/ Year ending December 31,	Amount
2017	3,106
2018	6,347
2019	6,537
2020	6,752
Total	$22,742